Class A Common Stock Subject to Possible Redemption (Tables)	9 Months Ended
Oct. 31, 2021
Temporary Equity Disclosure [Abstract]
Temporary Equity [Table Text Block]
The Class A common stock subject to possible redemption reflected on the condensed consolidated balance sheets is reconciled on the following table:

Gross proceeds	$345,000,000
Less:
Proceeds allocated to Public Warrants	(12,213,000)
Class A common stock issuance costs	(18,932,369)
Plus:
Accretion of carrying value to redemption value	31,145,369

Class A common stock subject to possible redemption	$345,000,000